SHARE OPTIONS (Summary of Range of Prices of Stock Options) (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) shares $ / shares	Dec. 31, 2019 USD ($) shares $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 shares
Outstanding
Weighted average contractual life remaining (years)	5 years 3 months 26 days	5 years 22 days
Class A Ordinary shares [Member]
Outstanding
Number of Options	19,485,990	12,303,990	10,908,200	10,727,376
Exercisable
Number of Options	7,959,324	6,622,667	6,091,864
Weighted average exercise price | $ / shares		$ 19,685
Class A Ordinary shares [Member] | US$0.46-US$0.99 [Member]
Outstanding
Number of Options		4,600,000
Weighted average exercise price | $		$ 1
Weighted average contractual life remaining (years)		6 years 5 months 1 day
Exercisable
Number of Options
Weighted average exercise price | $ / shares
Weighted average contractual life remaining (years)		0 years
Class A Ordinary shares [Member] | US$1.00-US$2.05 [Member]
Outstanding
Number of Options	5,664,000	5,613,990
Weighted average exercise price | $	$ 1	$ 1
Weighted average contractual life remaining (years)	1 year 1 month 9 days	4 years 8 months 9 days
Exercisable
Number of Options	5,290,667	4,542,667
Weighted average exercise price | $ / shares	$ 1.35	$ 1.34
Weighted average contractual life remaining (years)	2 years 5 months 9 days	4 years 8 months 5 days
Class A Ordinary shares [Member] | US$2.06- US$2.99 [Member]
Outstanding
Number of Options	499,984	1,980,000
Weighted average exercise price | $	$ 3	$ 2
Weighted average contractual life remaining (years)	18 days	3 years 1 month 16 days
Exercisable
Number of Options	499,984	1,970,000
Weighted average exercise price | $ / shares	$ 2.52	$ 2.48
Weighted average contractual life remaining (years)	1 month 16 days	3 years 1 month 16 days
Class A Ordinary shares [Member] | US$3.00 -US$4.36 [Member]
Outstanding
Number of Options	62,000	110,000
Weighted average exercise price | $	$ 4	$ 4
Weighted average contractual life remaining (years)	0 years	2 years 26 days
Exercisable
Number of Options	62,000	110,000
Weighted average exercise price | $ / shares	$ 4.17	$ 4.19
Weighted average contractual life remaining (years)	4 days	2 years 26 days
Class A Ordinary shares [Member] | US$0.19-US$0.99 [Member]
Outstanding
Number of Options	13,260,006
Weighted average exercise price | $	$ 0
Weighted average contractual life remaining (years)	4 years 1 month 20 days
Exercisable
Number of Options	2,106,673
Weighted average exercise price | $ / shares	$ 0.69
Weighted average contractual life remaining (years)	1 year 5 months 9 days
American depositary share [Member]
Outstanding
Number of Options	4,871,498	3,075,998	2,727,050	2,681,844
Exercisable
Number of Options	1,989,831	1,655,667	1,522,966
Weighted average exercise price | $ / shares
American depositary share [Member] | US$1.84-US$3.96 [Member]
Outstanding
Number of Options	3,315,002	1,150,000
Weighted average exercise price | $	$ 2	$ 3
Weighted average contractual life remaining (years)	4 years 2 months 1 day	6 years 5 months 1 day
Exercisable
Number of Options	526,668
Weighted average exercise price | $ / shares	$ 2.76
Weighted average contractual life remaining (years)	1 year 5 months 9 days	0 years
American depositary share [Member] | US$4.00-US$8.20 [Member]
Outstanding
Number of Options	1,416,000	1,403,498
Weighted average exercise price | $	$ 5	$ 5
Weighted average contractual life remaining (years)	1 year 1 month 6 days	4 years 8 months 9 days
Exercisable
Number of Options	1,322,667	1,135,667
Weighted average exercise price | $ / shares	$ 5.40	$ 5.38
Weighted average contractual life remaining (years)	2 years 5 months 9 days	4 years 8 months 5 days
American depositary share [Member] | US$8.24- US$11.96 [Member]
Outstanding
Number of Options	124,996	495,000
Weighted average exercise price | $	$ 10	$ 10
Weighted average contractual life remaining (years)	18 days	3 years 1 month 16 days
Exercisable
Number of Options	124,996	492,500
Weighted average exercise price | $ / shares	$ 10.08	$ 9.91
Weighted average contractual life remaining (years)	1 month 16 days	3 years 1 month 16 days
American depositary share [Member] | US$12.00 -US$17.45 [Member]
Outstanding
Number of Options	15,500	27,500
Weighted average exercise price | $	$ 17	$ 17
Weighted average contractual life remaining (years)	0 years	2 years 26 days
Exercisable
Number of Options	15,500	27,500
Weighted average exercise price | $ / shares	$ 16.68	$ 16.75
Weighted average contractual life remaining (years)	4 days	2 years 26 days